Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Asset retirement obligation rollforward

The following table reconciles the change in TransGlobe's asset retirement obligation:

($000s)	2019
Balance, beginning of year	12,113
Changes in estimates for asset retirement obligations and additional obligations recognized	746
Obligations settled	(46)
Asset retirement obligation accretion	215
Effect of movements in foreign exchange rates	584
Balance, end of year	13,612